April 28, 2025
John Hancock Variable Insurance Trust
Summary prospectus
Mid Value Trust
Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at dfinview.com/johnhancock?site=funds. You can also get this information at no cost by sending an email request to webmail@jhancock.com or calling 800-732-5543, or if your policy is held through another insurance company, please contact that company. The fund’s prospectus and Statement of Additional Information, both dated April 28, 2025, as may be supplemented, and most recent financial highlights information included in the shareholder report, dated December 31, 2024, are incorporated by reference into this summary prospectus. This summary prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code and is not intended for use by other investors.
Tickers
Series I: JEMUX	Series II: JAGYX	Series NAV: JAGWX
Investment objective

To seek long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance or variable annuities contract that may use the fund as its underlying investment option and would be higher if they did.
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.86 [1]	0.86 [1]	0.86 [1]
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.05	0.05	0.05
Acquired fund fees and expenses	0.05 [2]	0.05 [2]	0.05 [2]
Total annual fund operating expenses	1.01 [3]	1.21 [3]	0.96 [3]
Contractual expense reimbursement	-0.01 [4]	-0.01 [4]	-0.01 [4]
Total annual fund operating expenses after expense reimbursements	1.00	1.20	0.95
1
“Management fee” has been restated to reflect the contractual management fee schedule effective January 1, 2025.
2
“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
3
The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
4
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Mid Value Trust
Expenses ($)	Series I	Series II	Series NAV
1 year	102	122	97
3 years	321	383	305
5 years	557	664	530
10 years	1,235	1,465	1,177
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that are within the Russell Midcap Value Index ($296 million to $87 billion as of February 28, 2025). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.
The subadvisor employs a value approach in selecting investments. The subadvisor’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadvisor generally looks for companies with one or more of the following characteristics:
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Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;
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Demonstrated or potentially attractive operating margins, profits and/or cash flow;
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Sound balance sheets;
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Stock ownership by management/employees; or
●
Experienced and capable management.
The market capitalization of companies held by the fund and included in the index changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.
The fund may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.
In pursuing the fund’s investment objective, the subadvisor has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadvisor believes will provide an opportunity for substantial appreciation. These situations might arise when the subadvisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation or a favorable competitive development.
While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), and certain exchange-traded funds (ETFs). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.
The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative that can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.
The fund may focus its investments in a particular sector or sectors of the economy.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 255 of the prospectus.
Convertible securities risk. Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.
Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.
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Mid Value Trust
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.
Hybrid instrument risk. Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.
Investment company securities risk. Fund shareholders indirectly bear their proportionate share of the expenses of any investment company in which the fund invests. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Value investment style risk. Value securities may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.
Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Past performance

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance does not indicate future results. The Russell Midcap Value Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.
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Mid Value Trust
Calendar year total returns (%)—Series NAV

Best quarter:	Q2 2020	22.19%
Worst quarter:	Q1 2020	-28.72%

Average annual total returns (%)—as of 12/31/2024	1 year	5 year	10 year
Series I	16.24	12.43	9.84
Series II	16.14	12.22	9.62
Series NAV	16.37	12.50	9.89
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[1]	23.81	13.86	12.55
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	13.07	8.59	8.10
1
The fund has designated the Russell 3000 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor T. Rowe Price Associates, Inc.
Portfolio management

The following individual is primarily responsible for the day-to-day management of the fund’s portfolio.
Vincent DeAugustino, CFA
Vice President Managed fund since 2022
Purchase and redemption of fund shares

Shares of the fund are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment options for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds and to certain qualified retirement plans (qualified plans).
Shares of the fund are offered continuously, without sales charge, and are sold and redeemed each business day (which typically is any day the New York Stock Exchange is open) at a price equal to their net asset value (NAV) determined for that business day as set forth under “Valuation of shares” in this prospectus. The Portfolio does not have minimum initial or subsequent investment requirements. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption.
Taxes

Because shares of the fund may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the fund will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.
Compensation of financial intermediaries

The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies (Related Parties), may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The fund pays fees to the Related Parties for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary’s website for more information. In addition, payments by the funds to Related Parties may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.
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© 2025 John Hancock Distributors, LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116
800-732-5543, johnhancock.com
SEC file number: 811-04146
4/28/25